Details of Significant Accounts	12 Months Ended
Dec. 31, 2020
Additional Disclosures Related To Regulatory Deferral Accounts [Abstract]
Details of Significant Accounts
6.	DETAILS OF SIGNIFICANT ACCOUNTS
(1)	Cash and cash equivalents

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Cash on hand	$50	$50	$2
Checking and demand deposits	978,854	1,342,617	47,814
Time deposits	44,970	—	—
	$1,023,874	$1,342,667	$47,816

The Group transacts with a variety of financial institutions with good credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.

(2)	Accounts receivable

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Accounts receivable	$33,252	$9,287	$331
Less: Allowance for doubtful accounts	(18,132)	—	—
	$15,120	$9,287	$331

A.	The Group does not hold any collateral as security.
B.	The aging analysis of accounts receivable is as follows:

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Not past due	$15,120	$9,287	$331
Up to 30 days	—	—	—
31 to 90 days	—	—	—
91 to 180 days	—	—	—
Over 181 days	18,132	—	—
	$33,252	$9,287	$331

The above aging analysis was based on past due date.

C.	Information relating to credit risk of accounts receivable is provided in Note 12(2).
(3)	Prepayments

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Net input VAT	$34,591	$37,759	$1,345
Prepaid research and development expenses	9,429	9,644	344
Prepaid insurance expense	3,190	1,052	37
Prepaid handling charges	1,209	575	20
Prepaid repair expense	975	815	29
Prepaid expenses for medical research	152	2,416	86
Others	1,438	1,702	61
	$50,984	$53,963	$1,922

(4)	Property, plant and equipment
A.	The details of property, plant and equipment are as follows:

	Land	Buildings	Testing equipment	Office equipment	Vehicles	Leasehold assets	Leasehold improvements	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
At January 1, 2019
Cost	$14,962	$29,532	$82,584	$19,878	$—	$50,013	$77,208	$274,177
Accumulated depreciation	—	(6,016)	(29,653)	(13,822)	—	(3,043)	(63,398)	(115,932)
	$14,962	$23,516	$52,931	$6,056	$—	$46,970	$13,810	$158,245
2019
Opening net book amount	$14,962	$23,516	$52,931	$6,056	$—	$46,970	$13,810	$158,245
Additions	—	—	4,379	281	120	—	486	5,266
Disposals	—	—	(1,041)	(28)	—	—	(518)	(1,587)
Reclassification (Note 2)	—	—	(36,315)	—	—	(46,970)	—	(83,285)
Transfers (Note 1)	—	—	71	—	—	—	—	71
Depreciation charges	—	(656)	(4,139)	(2,998)	(23)	—	(9,049)	(16,865)
Net exchange differences	—	—	(40)	(40)	—	—	(82)	(162)
	$14,962	$22,860	$15,846	$3,271	$97	$—	$4,647	$61,683
At December 31, 2019
Cost	$14,962	$29,532	$40,307	$18,675	$120	$—	$63,767	$167,363
Accumulated depreciation	—	(6,672)	(24,461)	(15,404)	(23)	—	(59,120)	(105,680)
	$14,962	$22,860	$15,846	$3,271	$97	$—	$4,647	$61,683

	Land	Buildings	Testing equipment	Office equipment	Vehicles	Leasehold improvements	Equipment under installation	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
At January 1, 2020
Cost	$14,962	$29,532	$40,307	$18,675	$120	$63,767	$—	$167,363
Accumulated depreciation	—	(6,672)	(24,461)	(15,404)	(23)	(59,120)	—	(105,680)
	$14,962	$22,860	$15,846	$3,271	$97	$4,647	$—	$61,683
2020
Opening net book amount	$14,962	$22,860	$15,846	$3,271	$97	$4,647	$—	$61,683
Additions	—	—	8,052	228	—	298	5,269	13,847
Disposals	—	—	(12)	—	—	—	—	(12)
Transfers (Note 1)	—	—	69,128	—	—	—	—	69,128
Depreciation charges	—	(656)	(14,343)	(2,211)	(40)	(2,657)	—	(19,907)
Net exchange differences	—	—	(35)	(63)	—	(142)	—	(240)
	$14,962	$22,204	$78,636	$1,225	$57	$2,146	$5,269	$124,499
At December 31, 2020
Cost	$14,962	$29,532	$127,668	$13,372	$120	$10,863	$5,269	$201,786
Accumulated depreciation	—	(7,328)	(49,032)	(12,147)	(63)	(8,717)	—	(77,287)
	$14,962	$22,204	$78,636	$1,225	$57	$2,146	$5,269	$124,499
At December 31, 2020 (US$000)
Cost	$533	$1,052	$4,546	$476	$4	$387	$188	$7,186
Accumulated depreciation	—	(261)	(1,746)	(433)	(2)	(310)	—	(2,752)
	$533	$791	$2,800	$43	$2	$77	$188	$4,434

Note 1:	Transferred from right-of-use assets and prepayments for equipment (shown as “Other non-current assets”).
Note 2:	Reclassified from leasehold assets to right-of-use assets for the initial application of IFRS 16 at January 1, 2019.
B.	Information about the investing activities that were partially paid by cash is provided in Note 6(25).
C.	Information about the property, plant and equipment that were pledged to others as collateral is provided in Note 8.
(5)	Leasing arrangement – lessee
A.

The Group leases various assets including buildings, testing equipment and vehicles. Lease agreements are typically made for periods of 1 to 5 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.

B.	The carrying amount of right-of-use assets and the depreciation charges are as follows:

	December 31, 2019
	Cost	Accumulated depreciation	Carrying amount
	NT$000	NT$000	NT$000
Buildings	$71,477	$(27,062)	$44,415
Testing equipment	86,328	(23,698)	62,630
Vehicles	697	(131)	566
	$158,502	$(50,891)	$107,611

	December 31, 2020
	Cost	Accumulated depreciation	Carrying amount
	NT$000	NT$000	NT$000
Buildings	$105,634	$(40,472)	$65,162
Vehicles	697	(305)	392
	$106,331	$(40,777)	$65,554

	December 31, 2020
	Cost	Accumulated depreciation	Carrying amount
	US$000	US$000	US$000
Buildings	$3,761	$(1,441)	$2,320
Vehicles	25	(11)	14
	$3,786	$(1,452)	$2,334

	2019	2020
	Depreciation changes	Depreciation changes
	NT$000	NT$000	US$000
Buildings	$27,104	$27,080	$964
Testing equipment	20,654	5,799	207
Vehicles	131	174	6
	$47,889	$33,053	$1,177

C.

For 2019 and 2020, the additions to right-of-use assets amounted to NT$1,770 thousand and NT$48,529 thousand (US$1,728 thousand), respectively. In May 2020, the Company purchased from the lessor the leased testing equipment amounting to NT$56,832 thousand (US$2,024 thousand).

D.	The information on income and expense accounts relating to lease agreements is as follows:

Items affecting profit or loss	2019	2020
	NT$000	NT$000	US$000
Interest expense on lease liabilities	$2,323	$1,719	$61
Expense on short-term lease contracts	2,272	—	—
Expense on leases of low-value assets	366	411	15

E.	For 2019 and 2020, the Group’s total cash outflow for leases amounted to NT$70,416 thousand and NT$75,323 thousand (US$2,682 thousand), respectively.
(6)	Intangible assets
A.	The details of intangible assets are as follows:

	Professional technology	Computer software	Total
	NT$000	NT$000	NT$000
At January 1, 2019
Cost	$49,290	$27,058	$76,438
Accumulated amortization	(49,290)	(23,028)	(72,318)
	$—	$4,030	$4,030
2019
Opening net book amount	$—	$4,030	$4,030
Additions	—	4,177	4,177
Transfers (Note)	—	243	243
Amortization charges	—	(6,648)	(6,648)
	$—	$1,802	$1,802
At December 31, 2019
Cost	$49,136	$31,479	$80,615
Accumulated amortization	(49,136)	(29,677)	(78,813)
	$—	$1,802	$1,802

	Professional technology	Computer software	Total
	NT$000	NT$000	NT$000
At January 1, 2020
Cost	$49,136	$31,479	$80,615
Accumulated amortization	(49,136)	(29,677)	(78,813)
	$—	$1,802	$1,802
2020
Opening net book amount	$—	$1,802	$1,802
Additions	—	1,802	1,802
Transfers (Note)	—	605	605
Amortization charges	—	(3,207)	(3,207)
	$—	$1,002	$1,002
At December 31, 2020
Cost	$46,138	$33,886	$80,024
Accumulated amortization	(46,138)	(32,884)	(79,022)
	$—	$1,002	$1,002
At December 31, 2020 (US$000)
Cost	$1,643	$1,207	$2,850
Accumulated amortization	(1,643)	(1,171)	(2,814)
	$—	$36	$36

Note:	Transferred from prepayments for equipment (shown as “Other non-current assets”).
B.	Information about the investing activities that were partially paid by cash is provided in Note 6(25).
C.	The details of the amortization charges of intangible assets (recorded in “Operating expenses”) are as follows:

	2019	2020
	NT$000	NT$000	US$000
General and administrative expenses	$2,796	$2,539	$90
Research and development expenses	3,852	668	24
	$6,648	$3,207	$114

(7)	Other non-current assets

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Refundable deposits	$24,351	$25,711	$916
Prepaid expense for medical research-non-current	20,000	20,000	712
Prepayments for equipment	74,841	80,718	2,874
	$119,192	$126,429	$4,502

(8)	Short-term borrowings

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Bank unsecured borrowings	$46,000	$16,000	$570
Interest rate	1.95%	1.95%	1.95%
Credit line	$30,000	$—	$—

Interest expense recognized in profit or loss amounted to NT$917 thousand and NT$646 thousand (US$23 thousand) for 2019 and 2020, respectively.

(9)	Other payables

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Research expenses	$72,576	$130,790	$4,658
Salaries and bonuses	25,405	20,035	714
Service expenses	14,236	12,529	446
Medical research expenses	4,526	6,632	236
Labor and health insurance	1,732	1,602	57
Repair expenses	638	564	20
Payables on machinery, equipment and intangible assets	264	313	11
Other accrued expenses	11,687	16,676	594
	$131,064	$189,141	$6,736

(10)	Long-term borrowings

Type of loans	Borrowing period and repayment term	Interest rate	Collateral	December 31, 2019
				NT$000
Taiwan Cooperative Bank - secured borrowings	Note 1	1.85%	Note 6	$35,360
Taiwan Cooperative Bank - secured borrowings	Note 2	1.85%	Note 6	25,500
Cathay Bank - secured borrowings	Note 3	4.75%	Note 6	309,793
				370,653
Less: Current portion (Shown as "Other current liabilities")				(315,145)
				$55,508

Type of loans	Borrowing period and repayment term	Interest rate	Collateral	December 31, 2020
				NT$000	US$000
Taiwan Cooperative Bank - secured borrowings	Note 1	1.80%	Note 6	$33,403	$1,190
Taiwan Cooperative Bank - secured borrowings	Note 2	1.80%	Note 6	22,100	787
Cathay Bank - secured borrowings	Note 3	4.00%	Note 6	341,760	12,171
Non-financial institution - secured borrowings	Note 4	1.35%	Note 6	67,000	2,386
Chang Hwa Commercial Bank- unsecured borrowings	Note 5	1.78%	-	120,000	4,273
				584,263	20,807
Less: Current portion (Shown as "Other current liabilities")				(115,187)	(4,102)
				$469,076	$16,705

Note 1:

The Company entered into a long-term loan contract with Taiwan Cooperative Bank on September 1, 2015 in the amount of NT$37,750 thousand (US$1,344 thousand). The contract period is from September 2015 to September 2035. The interest is payable monthly for the first 3 years and payable monthly along with the same amount of principal starting from the fourth year.

Note 2:

The Company entered into a mid-term loan contract with Taiwan Cooperative Bank on September 4, 2015 in the amount of NT$34,000 thousand (US$1,211 thousand). The contract period is from September 2015 to September 2022. The interest is payable monthly for the first 2 years and payable semi-annually along with 5% (NT$1,700 thousand (US$60 thousand)) of the principal starting from September 2017. The remaining 50% of principal (NT$17,000 thousand (US$605 thousand)) is required to be repaid in September 2022.

Note 3:

The Company and its subsidiary, TLC Biopharmaceuticals, Inc. (“TLC US”) entered into a mid-term loan and security agreement with Cathay Bank on December 27, 2018 in the amount of US$12 million. The contract period is from December 2018 to June 2020. The interest is payable monthly for the first six months and payable monthly along with the same amount of principal starting from July 2019. On June 18, 2020, the Company and its subsidiary, TLC US made amendments to the aforementioned mid-term loan and security agreement with Cathay Bank. The main amendments are that the Company would settle all remaining amount of previous loan in June 2020, and raise a new loan of US$12 million with the maturity date in June 2023, the interest is payable monthly for the first twelve months and payable monthly along with the same amount of principal starting from July 2021, and modification of certain covenants.

Note 4:

The Company entered into a long-term loan and security agreement with a non-financial institution on May 27, 2020 in the amount of NT$95,000 thousand (US$3,383 thousand). The contract period is from May 2020 to May 2022. The principal and interest are amortized and repaid monthly.

Note 5:

The Company received a loan of NT$120,000 thousand (US$4,274 thousand) from Chang Hwa Commercial Bank on October 23, 2020. The loan period is 5 years with 1 year grace period. The interest is payable for the first year and payable monthly along with the same amount of principle starting from the second year through the fifth year. The Small & Medium Enterprise Credit Guarantee Fund of Taiwan provides 80% of the guarantee, and the Company’s Chairman, Keelung Hong, provides the guarantee as well.

Note 6:	Information about the collateral provided for the loans is provided in Note 8.
A.

According to the above two bank loan contracts with Taiwan Cooperative Bank, the Company is restricted from paying cash dividends or other distributions on the common stock and Taiwan Cooperative Bank retains the right in requesting the Company to raise paid-in capital or to improve financial structure if certain conditions are met.

B.

According to the above bank loan contract with Cathay Bank, if the Company and its subsidiary violate any of the following covenants, Cathay Bank has the right to demand the Company and its subsidiary to repay early the outstanding loan:

(a)

The Group must maintain an adjusted quick ratio (“Adjusted Quick Ratio”) of at least a minimum of 2.25 to 1.00 and the Group must maintain an adjusted tangible net worth (“Adjusted Tangible Net Worth”) of no less than US$12 million as per its quarterly and yearly consolidated financial statements. “Adjusted Quick Ratio” means a ratio of cash and cash equivalents plus net trade receivables to the amount of principal payments of US$4 million owing to Cathay Bank under this contract for the next 12 months plus all other current liabilities. “Adjusted Tangible Net Worth” means the differences between the value of the capital stock, partnership interests, or limited liability company interests of the Company and TLC US (and their respective subsidiaries), minus intangible assets, plus deferred revenue.

(b)

On January 9, 2020, Cathay Bank agreed to amend the agreement pursuant to which the Adjusted Quick Ratio covenant was amended so that the Adjusted Quick Ratio must be at least 1.75 to 1.00, which became effective beginning January 9, 2020.

“Adjusted Quick Ratio” means a ratio of cash and cash equivalents plus net trade receivables to the amount of principal payments owing to Cathay Bank under this contract for the next 12 months plus all other current liabilities, but excluding lease liabilities recognized under IFRS 16.

(c)

On June 18, 2020, Cathay Bank agreed to further amend the agreement pursuant to which the Adjusted Quick Ratio covenant was amended so that the Adjusted Quick Ratio must be at least 1.50 to 1.00, which became effective beginning June 18, 2020.

“Adjusted Quick Ratio” means a ratio of cash and cash equivalents plus net trade receivables to the amount of 70% of principal payments (up to US$4 million) owing to Cathay Bank under this contract for the next 12 months plus all other current liabilities, but excluding lease liabilities recognized under IFRS 16.

(d)	The Company was in compliance with all of the loan covenants as of December 31, 2019 and 2020.
(e)

The loan and security agreement with Cathay Bank also prohibits the Company from paying cash dividends or making distributions on account of the Company’s capital stock without the consent of Cathay Bank, subject to certain exceptions.

C.

As of December 31, 2019 and 2020, the undrawn loan facilities amounted to NT$11,940 thousand and NT$0 thousand (US$0 thousand), respectively. The information about the Group’s liquidity risk is provided in Note 12(2)C(c).

(11)	Pensions
A.	Defined benefit plan
(a)

The Company has a defined benefit pension plan in accordance with the Labor Standards Act, covering all regular employees’ service years prior to the enforcement of the Labor Pension Act on July 1, 2005 and service years thereafter of employees who chose to continue to be subject to the pension mechanism under the Labor Standards Act. Under the defined benefit pension plan, two units are accrued for each year of service for the first 15 years and one unit for each additional year thereafter, subject to a maximum of 45 units. Pension benefits are based on the number of units accrued and the average monthly salaries and wages of the last 6 months prior to retirement. The Company contributes monthly an amount equal to 2% of the employees’ monthly salaries and wages to the retirement fund deposited with Bank of Taiwan, the trustee, under the name of the independent retirement fund committee. Also, the Company would assess the balance in the aforementioned labor pension reserve account by December 31, every year. If the account balance is insufficient to pay the pension calculated by the aforementioned methods to the employees expected to qualify for retirement in the following year, the Company will make contributions to cover for the deficit by the following March.

(b)	The amounts recognized in the balance sheet are as follows:

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Present value of defined benefit obligations	$7,402	$8,195	$292
Fair value of plan assets	(1,805)	(3,760)	(134)
Net defined benefit liability	$5,597	$4,435	$158

(c)	Movements in net defined benefit liabilities are as follows:

2019	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
Balance at January 1	$7,064	$(1,560)	$5,504
Interest expense / income	77	(17)	60
	7,141	(1,577)	5,564
Remeasurements:
Change in financial assumptions	304	—	304
Experience adjustments	(43)	(50)	(93)
	261	(50)	211
Pension fund contribution	—	(178)	(178)
Balance at December 31	$7,402	$(1,805)	$5,597

2020	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
Balance at January 1	$7,402	$(1,805)	$5,597
Interest expense / income	52	(13)	39
	7,454	(1,818)	5,636
Remeasurements:
Change in financial assumptions	306	—	306
Experience adjustments	435	(59)	376
	741	(59)	682
Pension fund contribution	—	(1,883)	(1,883)
Balance at December 31	$8,195	$(3,760)	$4,435
Balance at December 31(US$000)	$292	$(134)	$158

(d)

The Bank of Taiwan was commissioned to manage the Fund of the Company’s defined benefit pension plan in accordance with the Fund’s annual investment and utilization plan and the “Regulations for Revenues, Expenditures, Safeguard and Utilization of the Labor Retirement Fund” (Article 6: The scope of utilization for the Fund includes deposit in domestic or foreign financial institutions, investment in domestic or foreign listed, over-the-counter, or private placement equity securities, and investment in domestic or foreign real estate securitization products, etc.). With regard to the utilization of the Fund, its minimum earnings in the annual distributions on the final financial statements shall be no less than the earnings attainable from the amounts accrued from two-year time deposits with the interest rates offered by local banks. If the earnings is less than aforementioned rates, government shall make payment for the deficit after being authorized by the Regulator. The Company has no right to participate in managing and operating that fund and hence the Company is unable to disclose the classification of plan asset fair value in accordance with IAS 19 paragraph 142. The composition of fair value of plan assets as of December 31, 2019 and 2020 is given in the Annual Labor Retirement Fund Utilization Report announced by the government.

(e)	The principal actuarial assumptions used were as follows:

	2019	2020
Discount rate	0.70%	0.30%
Future salary increases	2.00%	2.00%

Assumptions regarding future mortality experience are set based on actuarial valuation in accordance with the 5th version of Taiwan Standard Ordinary Experience Mortality Tables.

The present value of defined benefit obligation is affected whenever there is change in main actuarial assumption. The sensitivity analysis is as follows:

	Discount rate		Future salary increases
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2019
Effect on present value of defined benefit obligations	$(192)	$198	$176	$(172)

	Discount rate		Future salary increases
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2020
Effect on present value of defined benefit obligations	$(193)	$199	$175	$(171)
December 31, 2020 (US$000)
Effect on present value of defined benefit obligation	$(7)	$7	$6	$(6)

The sensitivity analysis above was arrived at based on the assumption that other conditions remain unchanged. In practice, more than one assumption may change all at once. The method of analyzing sensitivity and the method of calculating net pension liability in the balance sheet are the same.

(f)	Expected contributions to the defined benefit pension plans of the Company for 2021 is NT$2,035 thousand (US$72 thousand).
(g)	As of December 31, 2020, the weighted average duration of the retirement plan is 13 years. The analysis of timing of the future pension payment is as follows:

	NT$000	US$000
Within 1 year	$274	$10
1-2 year(s)	110	4
2-5 years	462	16
6-10 years	4,398	157
	$5,244	$187

B.	Defined contribution plans

Effective July 1, 2005, the Company has established a defined contribution pension plan (the “New Plan”) under the Labor Pension Act (the “Act”), covering all regular employees with R.O.C. nationality. Under the New Plan, the Company contributes monthly an amount based on 6% of the employees’ monthly salaries and wages to the employees’ individual pension accounts at the Bureau of Labor Insurance. The benefits accrued are paid monthly or in lump sum upon termination of employment. The pension costs under the defined contribution pension plan of the Company for 2019 and 2020 are NT$7,231 thousand and NT$6,774 thousand (US$241 thousand), respectively.

C.

The subsidiaries have defined contribution plans in accordance with the local regulations, and contributions are based on a certain percentage of employees’ salaries and wages. Other than the yearly contributions, the subsidiaries have no further obligations. The pension costs of the subsidiaries for 2019 and 2020 were NT$1,065 thousand and NT$753 thousand (US$27 thousand), respectively.

(12)	Share-based payment
A.	For 2018, 2019 and 2020, the Company’s equity-settled share-based payment arrangements are as follows:

Type of arrangement	Grant date	Quantity granted (in thousands)	Contract period	Vesting conditions
Employee stock options	2013.11.14	883.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2014.03.20	153.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2014.08.15	82.3	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.02.26	1,102.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.04.30	16.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.05.04	35.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.07.30	50.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.10.29	180.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.02.25	1,391.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.08.11	140.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.11.03	73.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2018.06.29	1,320.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2018.07.02	65.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2019.03.07	115.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2019.05.08	300.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2020.11.27	1,800.0	5 years	Gradually vested after 2 year service (Note 1)
Restricted stocks to employees (Note 2)	2017.11.16	500.0	3 years	(Note 3)
Restricted stocks to employees (Note 2)	2018.07.02	50.0	3 years	(Note 3)

Note 1:

Employees with 2 year service are entitled to 50%; after the 2 year service, the ratio will increase by 1/48 every month for the following 24 months; and employees with 4 year service are entitled to 100%.

Note 2:

The restricted stocks issued by the Company cannot be transferred within the vesting period, but voting rights and dividend rights are not restricted on these stocks. Employees are required to return the stocks but not required to return the dividends received if they resign during the vesting period.

Note 3:

For the employees who are currently working in the Company and whose services have reached 1 year, 2 years and 3 years without violating the terms of employment agreement entered between the Company and employees, they are entitled to 20%, 30% and 50%, respectively.

B.	Details of the share-based payment arrangements are as follows:
(a)	Employee stock options

	2018
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)
Options outstanding at beginning of the year	3,513	$239
Options granted	1,385	101
Options expired	(831)	379
Options forfeited	(338)	196
Options outstanding at end of the year	3,729	152
Options exercisable at end of the year	1,957	188
Options permitted but not yet granted at end of the year	415

	2019
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)
Options outstanding at beginning of the year	3,729	$152
Options granted	415	93
Options expired	(171)	232
Options forfeited	(749)	138
Options outstanding at end of the year	3,224	134
Options exercisable at end of the year	1,669	167
Options permitted but not yet granted at end of the year	—

	2020
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)	Weighted-average exercise price (in US dollars)
Options outstanding at beginning of the year	3,224	$134	$5
Options granted	1,800	59	2
Options expired	(856)	191	7
Options forfeited	(336)	106	4
Options outstanding at end of the year	3,832	86	3
Options exercisable at end of the year	1,402	116	4
Options permitted but not yet granted at end of the year	200

(b)	Restricted stocks to employees

	2018	2019	2020
	Shares (in thousands)	Shares (in thousands)	Shares (in thousands)
At January 1	500	422	227
Granted for the year (Note 1)	50	—	—
Expired for the year (Note 2)	(35)	(56)	(34)
Vested/restrictions removed for the year	(93)	(139)	(183)
At December 31	422	227	10

Note 1:

For the restricted stocks granted with the compensation cost accounted for using the fair value method, the fair values on the grant dates are calculated based on the closing prices on the grant dates subtracting the subscription price of NT$10 (in dollars).

Note 2:	Please refer to Note 6(14)F.
C.	No stock options were exercised for 2018, 2019 and 2020.
D.	The expiry date and exercise price of stock options outstanding at the balance sheet dates are as follows:

		December 31, 2019
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Remaining contractual life (years)	Exercise price (in dollars)
NT$			NT$		NT$
$207.3	671	0.16	$207.3	671	$207.3
191.0	8	0.33	191.0	8	191.0
191.0	35	0.34	191.0	35	191.0
132.7	30	0.58	132.7	30	132.7
127.5	120	0.83	127.5	120	127.5
141.1	792	1.16	141.1	760	141.1
118.0	8	1.62	118.0	7	118.0
113.1	50	1.85	113.1	38	113.1
98.4	1,215	3.50	98.4	—	—
96.6	75	4.19	96.6	—	—
90.6	220	4.36	90.6	—	—
	3,224			1,669

		December 31, 2020
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Quantity (in thousands)	Exercise price (in dollars)
NT$			NT$		NT$
$132.40	725	0.16	$132.40	725	$132.40
112.10	8	0.61	112.10	8	112.10
97.60	1,059	2.50	97.60	669	97.60
95.80	75	3.19	95.80	—	—
89.80	185	3.36	89.80	—	—
59.40	1,780	4.91	59.40	—	—
	3,832			1,402

		December 31, 2020
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Quantity (in thousands)	Exercise price (in dollars)
US$			US$		US$
$4.72	725	0.16	$4.72	725	$4.72
3.99	8	0.61	3.99	8	3.99
3.48	1,059	2.50	3.48	669	3.48
3.41	75	3.19	3.41	—	—
3.20	185	3.36	3.20	—	—
2.12	1,780	4.91	2.12	—	—
	3,832			1,402

E.	The fair value of stock options granted on grant date is measured using the Black Scholes option-pricing model. Relevant information is as follows:

Employee stock options
Grant date	June 29, 2018	July 2, 2018
Dividend yield	—	—
Expected volatility	43.59%~44.04%	43.60%~44.03%
Risk-free interest rate	0.65%~0.69%	0.65%~0.70%
Expected life (years)	3.5~4.5	3.5~4.5
Per share exercise price (in NT dollars)	$ 100.5	$ 102.5
Weighted average stock options fair value (in NT dollars)	$ 33~$ 37	$ 33~$ 38

Grant date	March 7, 2019	May 8, 2019	November 27, 2020
Dividend yield	—	—	—
Expected volatility	41.76%~42.66%	38.85%~41.63%	37.03%~39.63%
Risk-free interest rate	0.62%~0.65%	0.57%~0.60%	0.18%~0.19%
Expected life (years)	3.5~4.5	3.5~4.5	3.5~4.5
Per share exercise price (in NT dollars)	$ 97.4	$ 91.3	$ 59.4
	(US$3.47 dollars)	(US$3.25 dollars)	(US$2.12 dollars)
Weighted average stock options fair value (in NT dollars)	$ 31~$ 35	$ 27~$ 32	$ 17~$ 18
	(US$1.10~1.25 dollars)	(US$0.96~1.14 dollars)	(US$0.61~0.64 dollars)

F.	Expenses incurred on share-based payment transactions are shown below:

	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Equity-settled	$41,386	$26,793	$17,657	$629

(13)	Provisions (decommissioning liabilities)

	2019	2020
	NT$000	NT$000	US$000
At January 1	$6,922	$6,432	$229
Unused amount reversed	(490)	—	—
At December 31	$6,432	$6,432	$229

Analysis of total provisions are shown below:

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Non-current	$6,432	$6,432	$229

In accordance with the requirements specified in the agreements, the Group bears the obligation for the costs of dismantling, removing the asset and restoring the site of its rented office in the future. A provision is recognized for the present value of costs to be incurred for dismantling, removing the asset and restoring the site. It is expected that the provision will be used in 2 to 4 years.

(14)	Common shares
A.

As of December 31, 2020, the Company’s authorized capital was NT$2,000,000 thousand (US$71,225 thousand), and the paid-in capital was NT$841,549 thousand (US$ 29,970 thousand) with a par value of NT$10 (in dollars) (US$0.3 (in dollars)) per share. All proceeds from shares issued have been collected.

Movements in the number of the Company’s common shares outstanding are as follows (Unit: thousand shares):

	2018	2019	2020
Issued common shares at January 1	56,199	64,045	74,189
Cash capital increase	—	10,200	10,000
Cash capital increase – issuance of American Depositary Shares	7,831	—	—
Issuance of employee restricted stocks	50	—	—
Cancellation of employee restricted stocks	(35)	(51)	(34)
Issued common shares at December 31	64,045	74,194	84,155
Restricted stocks retrieved from employees and to be cancelled	—	(5)	—
Outstanding common shares at December 31	64,045	74,189	84,155

B.

To increase the Company’s working capital, the stockholders at their extraordinary stockholders’ meeting on March 10, 2011 adopted a resolution to raise additional cash through private placement with the effective date set on March 25, 2011. The maximum number of shares to be issued through the private placement was 4,711 thousand shares at a subscription price of NT$42.45 (in dollars) per share. The amount of capital raised through the private placement was NT$200,000 thousand which had been registered. Pursuant to the Securities and Exchange Act of the ROC, the common shares raised through the private placement are subject to certain transfer restrictions and cannot be listed on the stock exchange until three years after they have been issued and have applied for retroactive handling of public issuance procedures. Other than these restrictions, the rights and obligations of the common shares raised through the private placement are the same as other issued common shares.

C.

In February 2018, the Company filed the registration statement on Form F-1, with the U.S. Securities and Exchange Commission (“SEC”) for the initial public offering in the United States of its American Depositary Shares (“ADSs”) representing common shares. The registration statement for listing its ADSs in the Nasdaq Global Market was declared effective by the SEC on November 21, 2018, and the Company’ s ADSs began trading on the Nasdaq Global Market under the Ticker symbol “TLC”.

The actual units of ADSs for this offering were 3,915,550, and each ADS represents two of the Company’s common shares, which in the aggregate represents 7,831,100 common shares. The offering price per ADS was US$5.80 (in dollars), equivalent to a price per common share of NT$89.32 (in dollars). As of December 31, 2020, the outstanding ADRs were 3,692,085 units, or 7,384,170 common shares, representing 8.77% of the Company’s issued common shares.

The terms of ADS are as follows:

(a)	Voting rights

ADSs holders may, pursuant to the Depositary Agreement and the relevant laws and regulations of the R.O.C., exercise the voting rights pertaining to the underlying common stock represented by the ADSs.

(b)	Dividends, stock warrants and other rights

ADSs holders and common shareholders are all entitled to receive dividends. The Depositary may issue new ADSs in proportion to ADSs holding ratios or raise the number of shares of common shares represented by each unit of ADSs or sell stock dividends on behalf of ADSs holders and distribute proceeds to them in proportion to their ADSs holding ratios.

D.

In order to raise funds for drug development, the Board of Directors during the meeting on July 30, 2019 resolved to increase its capital for cash, which was approved by the Financial Supervisory Commission (“FSC”) on September 17, 2019. For this capital increase for cash, the 10,200,000 common shares were issued with an offering price of NT$82 (in dollars) per share. The total paid-in capital is NT$836,400 thousand , which has been fully collected. The Company set the record date of the capital increase on October 24, 2019.

E.

In order to raise funds for drug development, the Board of Directors during the meeting on March 17, 2020 resolved to increase its capital for cash, and the registration has been approved by the FSC on May 13, 2020. For this capital increase for cash, the 10,000,000 common shares were issued with an offering price of $68 (in dollars) (US$2.42 dollars) per share. The total paid-in capital is $680,000 thousand (US$24,217 thousand), which has been fully collected. The Company set the record date of the capital increase on June 30, 2020. As of December 31, 2020, the registration of this capital increase was completed.

F.	Employee restricted stocks
(a)

As 25,000 shares of employee restricted stocks granted to certain employees in June and July 2018 did not meet the vesting conditions in accordance with the terms of restricted stocks in June and July 2018, the Board of Director has resolved on August 1, 2018 to buy back the restricted stocks to retire for capital reduction. The registration was completed on August 29, 2018.

(b)

As 10,000 shares of employee restricted stocks granted to certain employees in November 2018 did not meet the vesting conditions in accordance with the terms of restricted stocks , the Board of Directors has resolved on October 31, 2018 to buy back the restricted stocks to retire for capital reduction. The registration was completed on January 3, 2019.

(c)

The stockholders at their annual stockholders’ meeting on May 31, 2017 adopted a resolution to issue employee restricted stocks (see Note 6(12)) with the effective date set on November 16, 2017 and July 2, 2018. The subscription price is $10 (in dollars) per share. The employee restricted stocks issued are subject to certain restrictions on selling, pledging as collateral, transfer, donation or other methods to dispose before their vesting conditions are met. Other than these restrictions, the rights and obligations of these shares issued are the same as other issued common shares.

(d)

As 17,600 shares of employee restricted stocks granted to certain employees in February and April 2019 did not meet the vesting conditions in accordance with the terms of restricted stocks, the Board of Directors has resolved on May 8, 2019 to buy back the restricted stocks to retire for capital reduction. The registration was completed on June 25, 2019.

(e)

As 17,600 shares of employee restricted stocks granted to certain employees in February and April 2019 did not meet the vesting conditions in accordance with the terms of restricted stocks in February and April 2019, the Board of Director has resolved on May 8, 2019 to buy back the restricted stocks to retire for capital reduction. The registration was completed on June 5, 2019.

(f)

As 33,000 shares of employee restricted stocks granted to certain employees in July 2019 did not meet the vesting conditions in accordance with the terms of restricted stocks , the Board of Directors has resolved on November 13, 2019 to buy back the restricted stocks to retire for capital reduction. The registration was completed on December 25, 2019.

(g)

As 5,000 shares of employee restricted stocks granted to certain employees in December 2019 did not meet the vesting conditions in accordance with the terms of restricted stocks , the Board of Directors has resolved on December 20, 2019 to buy back the restricted stocks to retire for capital reduction. The registration was completed on February 4, 2020.

(h)

As 12,000 shares of employee restricted stocks granted to certain employees in February 2020 did not meet the vesting conditions in accordance with the terms of restricted stocks, the Board of Directors has resolved on May 12, 2020 to buy back the restricted stocks to retire for capital reduction. The registration was completed on August 7, 2020.

(i)

As 10,000 shares of employee restricted stocks granted to certain employees in June 2020 did not meet the vesting conditions in accordance with the terms of restricted stocks, the Board of Directors has resolved on August 5, 2020 to buy back the restricted stocks to retire for capital reduction. The registration was completed on September 18, 2020.

(j)

As 12,000 shares of employee restricted stocks granted to certain employee in August 2020 did not meet the vesting conditions in accordance with the terms of restricted stocks, the Board of Director has resolved on August 28, 2020 to buy back the restricted stocks to retain for capital reduction. The registration was complete on September 18, 2020.

(15)	Capital surplus

Pursuant to the R.O.C. Company Act, capital surplus arising from paid-in capital in excess of par value on issuance of common stock and donations can be used to cover accumulated deficit or to issue new stocks or cash to shareholders in proportion to their share ownership, provided that the Company has no accumulated deficit. Further, the R.O.C. Securities and Exchange Act requires that the amount of capital surplus to be capitalized mentioned above should not exceed 10% of the paid-in capital each year. Capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.

(16)	Retained earnings / accumulated deficit
A.	Under the Company’s Articles of Incorporation, the current earnings, if any, shall be distributed in the following order:
(a)	Payment of taxes and duties;
(b)	Cover prior years’ accumulated deficit, if any;
(c)	After deducting items a and b, set aside 10% of the remaining amount as legal reserve;
(d)	Appropriate or reverse special reserve in accordance with the relevant laws and regulations, if necessary;
(e)	After deducting items a to d, the remainder, if any, to be retained or to be appropriated shall be resolved by the shareholders at the shareholders’ meeting.
B.	The Company’s dividend policy is summarized below:

As the Company operates in a volatile business environment and is in the growth stage, the residual dividend policy is adopted taking into consideration the Company’s financial structure, operating results and future expansion plans. According to the dividend policy adopted by the Board of Directors, cash dividends shall account for at least 10% of the total dividends distributed.

C.	Under the R.O.C. Company Act, when the accumulated deficit exceeds 50% of the capital, the directors should convene a meeting of the shareholders and report the situation.
D.	The company was accumulated deficit for the years ended December 31, 2019 and 2020, therefore there was no earnings distributions.

Information on the above as resolved by the shareholders’ meeting will be posted in the “Market Observation Post System’’ at the website of Taiwan stock Exchange.

E.	The company has incurred an accumulated deficit exceeds 50% of the capital, the directors should convene a meeting of the shareholders and report the situation.

Information on the above as resolved by the shareholders’ meeting will be posted in the “Market Observation Post System” at the website of Taiwan stock Exchange

F.	For the information relating to employees’ compensation and directors’ remuneration, please refer to Note 6(22).
(17)	Operating revenue

	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Revenue from contracts with customers	$62,324	$209,140	$101,928	$3,630

A.	Disaggregation of revenue from contracts with customers

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following types:

2018	Royalty revenue	Authorization collaboration and development revenue	Other	Total
	NT$000	NT$000	NT$000	NT$000
Timing of revenue recognition
At a point in time	$52,100	$—	$—	$52,100
Over time	—	10,224	—	10,224
Total	$52,100	$10,224	$—	$62,324

2019	Royalty revenue	Authorization collaboration and development revenue	Other	Total
	NT$000	NT$000	NT$000	NT$000
Timing of revenue recognition
At a point in time	$58,970	$149,056	$304	$208,330
Over time	—	—	810	810
Total	$58,970	$149,056	$1,114	$209,140

2020	Royalty revenue	Authorization collaboration and development revenue	Other	Total
	NT$000	NT$000	NT$000	NT$000
Timing of revenue recognition
At a point in time	$39,483	$56,356	$5,615	$101,454
Over time	—	474	—	474
Total	$39,483	$56,830	$5,615	$101,928
Total (US$000)	$1,406	$2,024	$200	$3,630

B.	Contract assets and liabilities

The Group has recognized the following revenue-related contract assets and liabilities:

	January 1,	December 31,
	2019	2019	2020
	NT$000	NT$000	NT$000	US$000
Contract assets - authorization collaboration and development revenue	$2,283	$—	$—	$—
Non-contract liabilities - authorization collaboration and development revenue	$—	$10,760	$10,286	$366

(a)	Revenue recognized that was included in the contract liability balance at the beginning of the year.

	2019	2020
	NT$000	NT$000	US$000
Revenue recognized that was included in the contract liability balance at the beginning of the year
Authorization collaboration and development contracts	$—	$474	$17

(b)

Revenue recognized from performance obligations satisfied in previous periods. As disclosed in Note 6(17)C.(b) that the Company entered into commercialization agreement with Hong Kong Sansheng Medical Limited, in 2019, the Group satisfied performance obligation on certain authorization collaboration and development revenue contract but did not recognize revenue due to the recognition constraint on variable consideration. The transaction price should include an estimate of variable consideration only if it is not probable that there will be a significant reversal of the revenue recognized when the uncertainty related to the variable consideration is resolved. For 2020, revenue recognized in relation to such contract amounted to NT$56,356 thousand (US$2,007 thousand).

(c)	Unfulfilled long-term authorization collaboration and development contracts

Aggregate amount of the transaction price allocated to long-term authorization collaboration and development contracts that are partially unsatisfied as of December 31, 2019 and 2020 amounted to NT$10,760 thousand and NT$10,286 thousand (US$ 366 thousand), respectively. The above transaction prices disclosed do not include any estimated amounts of variable consideration that are constrained. Considering the progress of research and development, management expects that the transaction price allocated to the unsatisfied contracts amounting to NT$10,760 thousand and NT$10,286 thousand (US$ 366 thousand), as of December 31, 2019 and 2020, respectively, will be recognized as revenue in the next three years, which is subject to the management’s plan in terms of completion of clinical and bioequivalence study.

C.	Authorization collaboration and development revenue is the revenue arising from authorization collaboration and development of generic drugs. The details are as follows:
(a)

In December 2013, the Company entered into a license and collaboration agreement with Sandoz AG. (“Sandoz”) for the development and commercialization of products in Europe and in the USA. Under the terms of the agreement, the Company received an upfront, non-refundable payment of US$100 thousand in January 2014, and aggregated milestone payments of US$2,275 thousand related to the Europe submission in March 2014, April 2014, and January 2015, respectively.

Once the new drug is launched in the market, a royalty fee will be received by the Company, which is equal to an agreed upon percentage of net sales. The Company is also eligible to receive performance-based milestone payment upon entering the local market in Europe and in the USA, and upon achieving a certain net sales volume and market position within five years.

The Company negotiated with Sandoz to terminate the above agreement on August 28, 2020, and the termination date was August 31, 2020. Due to the termination with Sandoz, the accounts receivables and allowance for doubtful accounts related to Sandoz were written off. Please refer to Note 6(2).

(b)

In March 2019, the Company entered into a commercialization agreement with Hong Kong Sansheng Medical Limited (“3SBio”) to commercialize two liposomal products utilizing the Company’s NanoX technology platform in mainland China. Under the terms of the agreement, the Company received an upfront, non-refundable payment in March 2019, and the Company may receive development and sales milestones for a total of up to US$25 million. Once the new drug is launched in the market, a royalty fee equal to an agreed upon percentage of net sales will be received by the Company.

(c)

In June 2019, the Company entered into a development and license agreement with Birdie Biopharmaceuticals, Inc. (“Birdie”). Under the terms of the development and license agreement, the Company granted Birdie the right to use its intellectual property of NanoX technology to develop and commercialize Birdie’s liposomal formulated dual agonist product. Birdie will be responsible for the product’s preclinical and clinical development, regulatory filing and commercialization. The Company will be assisting with Birdie in the formulation development and manufacturing process of Birdie’s product. Birdie will fund all the development and manufacturing costs. The Company is eligible to receive upfront payment and future milestone payments up to US$49 million. Milestones include conduct of sequential clinical trials, achievement of regulatory approvals and certain commercial milestones in China, USA and Europe. Once the new drug is launched in the market, Birdie will pay the Company a royalty payment based on a certain percentage of the net sales.

D.	The details of royalty revenue are as follows:
(a)

The Company granted TTY Biopharm Company Limited (“TTY”) the exclusive right in Taiwan to produce and promote LIPO-DOX, a medicinal product developed by the Company. Under the contract, royalty payments are based on certain percentage of the net product sales.

(b)

The Company authorizes Yung Shin Pharm. Ind. Co., Ltd. (“YSP”) the exclusive right in Taiwan to produce and promote generic drugs. Under the contract, the Company will receive a royalty payment based on a certain percentage of the net sales.

(18)	Other income and expenses

	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Government subsidy income (Note)	$21,100	$1,420	$27,496	$979
Others	5,128	14,629	738	26
	$26,228	$16,049	$28,234	$1,005

Note:

The Company has entered into contracts of “TLC590 Phase II Clinical Study for Postsurgical Pain Following Bunionectomy: A Double-blind, Randomized Trial”, “A phase IIa trial of lipid-based investigational drug TLC399 in the subjects with macular edema due to retinal vein occlusion in the United States” and “A phase I/II trial of lipid-based, sustained release investigational drug TLC399 (ProDex®) for treating macular edema due to retinal vein occlusion” with the Institute for Information Industry in 2020, 2017 and 2014, respectively. The Company has accrued government subsidy income in accordance with the progress of the plan. The aforesaid subsidy plan has recognized income of $1,420 thousand and $15,233 thousand (US$542 thousand) for 2019 and 2020, respectively. As of December 31, 2020, the above government subsidy has been fully recovered.

(19)	Other gains and losses

	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Net currency exchange gain (loss)	$(2,986)	$14,515	$17,088	$609
Other gains (losses)	1,478	(53)	(297)	(11)
	$(1,508)	$14,462	$16,791	$598

(20)	Finance costs

	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Bank borrowings	$9,379	$21,333	$14,634	$521
Finance lease liabilities	507	—	—	—
Lease liabilities	—	2,323	1,719	61
Other borrowings	—	—	698	25
	$9,886	$23,656	$17,051	$607

(21)	Expenses by nature (Shown as “Operating expenses”)

	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Employee benefit expenses	$314,655	$268,381	$215,721	$7,682
Depreciation charges	$39,315	$64,754	$52,960	$1,886
Amortization charges	$8,144	$6,648	$3,207	$114

(22)	Employee benefit expenses

	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Wages and salaries	$234,735	$210,140	$171,234	$6,098
Share-based payment compensation costs	41,386	26,793	17,657	629
Labor and health insurance fees	19,026	16,177	13,473	480
Pension costs	10,396	8,356	7,566	269
Other personnel expenses	9,112	6,915	5,791	206
	$314,655	$268,381	$215,721	$7,682

A.

According to the Articles of Incorporation of the Company, a ratio of distributable profit of the current year, after covering accumulated deficit, shall be distributed as employees’ compensation and directors’ remuneration. The ratio shall be 2%~8% for employees’ compensation and shall not be higher than 2% for directors’ remuneration.

B.	For the years ended December 31, 2018, 2019, 2020, the Company had loss before tax and did not accrue employees’ compensation and directors’ remuneration.

Information about the appropriation of employees’ compensation and directors’ remuneration by the Company as resolved by the Board of Directors will be posted in the “Market Observation Post System” at the website of the Taiwan Stock Exchange.

(23)	Income tax
A.	Components of income tax expense:

	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Current income tax:
Current income tax on profits for the year	$538	$906	$1,278	$45
Prior year income tax (over) underestimation	329	3,214	(146)	(5)
Total current income tax	867	4,120	1,132	40
Deferred income tax:
Origination and reversal of temporary differences	—	—	—	—
	$867	$4,120	$1,132	$40

B.	Reconciliation between income tax expense and accounting profit:

	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Tax calculated based on profit (loss) before tax and statutory tax rate (Note)	$(180,141)	$(160,680)	$(196,435)	$(6,996)
Effect of different tax rates in countries in which the Group operates	300	83	(196)	(7)
Taxable loss not recognized as deferred tax assets	180,379	161,503	197,909	7,048
Prior year income tax underestimation	329	3,214	(146)	(5)
Income tax expense	$867	$4,120	$1,132	$40

Note:	The basis for computing the applicable tax rate is the rate applicable of 20% in the parent company’s country in 2018, 2019, and 2020.
C.	Amounts of deferred income tax assets or liabilities as a result of temporary differences are as follows:

	2018
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$81	$—	$(2)	$—	$79

	2019
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$79	$—	$(3)	$—	$76

	2020
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000	US$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$76	$(79)	$3	$—	$—	$—

D.	Details of investment tax credits and unrecognized deferred tax assets are as follows:

	December 31, 2019
	Unused credits	Unrecognized deferred income tax assets	Final year tax credits are due
	NT$000	NT$000
Qualifying items
Research and development expenditure	$549,466	$549,466	Note
Employees’ development and training	72	72	Note

	December 31, 2020
	Unused credits	Unrecognized deferred income tax assets	Final year tax credits are due
	NT$000	NT$000
Qualifying items
Research and development expenditure	$723,267	$723,267	Note
Employees’ development and training	72	72	Note

	December 31, 2020
	Unused credits	Unrecognized deferred income tax assets	Final year tax credits are due
	US$000	US$000
Qualifying items
Research and development expenditure	$25,757	$25,757	Note
Employees’ development and training	3	3	Note

Note:

In accordance with the Ministry of Economic Affairs (MOEA) Jing-Shou-Gong-Zi Letter No. 10020409420 dated June 10, 2011, Letter No. 10320407210 dated April 3, 2014, and Letter No. 1072042611 dated September 26, 2018, the Company was approved as a biotech pharmaceuticals company. Accordingly, the Company and its shareholders are eligible for investment tax credits under the Statute for Development of Biotech New Pharmaceuticals Industry. Relevant investment tax credits can be used to offset against the Company’s income tax within five years from the year in which the Company starts to have income tax payable.

E.	Expiration dates of unused loss carryforward and amounts of unrecognized deductible amounts of the Company are as follows:

	December 31, 2019
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	NT$000	NT$000	NT$000
2010	$196,215	$196,215	$196,215	2020
2011	212,903	212,903	212,903	2021
2012	187,946	187,946	187,946	2022
2013	407,816	407,816	407,816	2023
2014	632,283	632,283	632,283	2024
2015	649,799	649,799	649,799	2025
2016	792,388	792,388	792,388	2026
2017	832,622	832,622	832,622	2027
2018	870,584	870,584	870,584	2028
2019	754,611	754,611	754,611	2029
	$5,537,167	$5,537,167	$5,537,167

Note:	Unrecognized amount represents unused tax losses for which no deferred income tax asset has been recognized.

	December 31, 2020
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	NT$000	NT$000	NT$000
2011	$212,903	$212,903	$212,903	2021
2012	187,946	187,946	187,946	2022
2013	407,816	407,816	407,816	2023
2014	632,283	632,283	632,283	2024
2015	649,799	649,799	649,799	2025
2016	792,388	792,388	792,388	2026
2017	832,622	832,622	832,622	2027
2018	870,584	870,584	870,584	2028
2019	775,140	775,140	775,140	2029
2020	938,069	938,069	938,069	2030
	$6,299,550	$6,299,550	$6,299,550

Note:	Unrecognized amount represents unused tax losses for which no deferred income tax asset has been recognized.

	December 31, 2020
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	US$000	US$000	US$000
2011	$7,582	$7,582	$7,582	2021
2012	6,693	6,693	6,693	2022
2013	14,523	14,523	14,523	2023
2014	22,517	22,517	22,517	2024
2015	23,141	23,141	23,141	2025
2016	28,219	28,219	28,219	2026
2017	29,652	29,652	29,652	2027
2018	31,004	31,004	31,004	2028
2019	27,605	27,605	27,605	2029
2020	33,407	33,407	33,407	2030
	$224,343	$224,343	$224,343

Note:	Unrecognized amount represents unused tax losses for which no deferred income tax asset has been recognized.
F.

The U.S. subsidiary, TLC Biopharmaceuticals, Inc., has not recognized unused tax losses as deferred income tax assets. As of December 31, 2019 and 2020, the amounts of unused tax losses not recognized as deferred income tax assets are NT$28,438 thousand and NT$20,792 thousand (US$740 thousand), respectively.

G.	The amounts of deductible temporary differences that are not recognized as deferred income tax assets are as follows:

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Deductible temporary differences	$84,234	$68,412	$2,436

H.	The Company’s income tax returns through 2018 have been assessed and approved by the Tax Authority.
(24)	Loss per share

	2018
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)	Loss per share (in dollars)
	NT$000		NT$
Basic loss per share
Loss attributable to common shareholders of the Company	$(901,574)	62,719	$(14.37)
Dilutive effect of common shares equivalents:
Employees' stock options	—	(Note)
Restricted stocks	—	(Note)
Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	$(901,574)	62,719	$(14.37)

	2019
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)	Loss per share (in dollars)
	NT$000		NT$
Basic loss per share
Loss attributable to common shareholders of the Company	$(807,522)	65,545	$(12.32)
Dilutive effect of common shares equivalents:
Employees' stock options	—	(Note)
Restricted stocks	—	(Note)
Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	$(807,522)	65,545	$(12.32)

	2020
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)	Loss per share (in dollars)
	NT$000		NT$
Basic loss per share
Loss attributable to common shareholders of the Company	$(981,517)	79,014	$(12.42)
Dilutive effect of common shares equivalents:
Employees' stock options	—	(Note)
Restricted stocks	—	(Note)
Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	$(981,517)	79,014	$(12.42)

	2020
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)	Loss per share (in dollars)
	US$000		US$
Basic loss per share
Loss attributable to common shareholders of the Company	$(34,954)	79,014	$(0.44)
Dilutive effect of common shares equivalents:
Employees' stock options	—	(Note)
Restricted stocks	—	(Note)
Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	$(34,954)	79,014	$(0.44)

Note:	Employee stock options and employee restricted stocks have no dilutive effect for any periods due to the fact that the Company was in loss position for all periods presented.
(25)	Cash flow information

Investing activities with partial cash payments

	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Acquisition of property, plant and equipment (including transfers)	$42,213	$5,337	$26,144	$931
Add: Opening balance of payables on machinery, equipment and intangible assets	—	3,303	190	7
Ending balance of prepayments for equipment	27,942	74,841	80,718	2,875
Opening balance of prepayments for equipment being transferred to other expenses	780	—	—	—
Opening balance of prepayments for equipment being transferred to intangible assets	—	243	605	21
Less: Ending balance of payables on machinery, equipment and intangible assets	(3,303)	(190)	(313)	(11)
Opening balance of prepayments for equipment	(923)	(27,942)	(74,841)	(2,665)
Cash paid	$66,709	$55,592	$32,503	$1,158

	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Acquisition of intangible assets (including transfers)	$3,537	$4,420	$2,407	$86
Add: Opening balance of payable on machinery, equipment and intangible assets	—	374	74	3
Less: Ending balance of payables on machinery, equipment and intangible assets	(374)	(74)	—	—
Opening balance of prepayments for equipment	—	(243)	(605)	(22)
Cash paid	$3,163	$4,477	$1,876	$67

(26)	Changes in liabilities from financing activities

	2018
	Short-term borrowings	Long-term borrowings (including current portion)	Financial lease liabilities	Liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
At January 1	$46,000	$70,050	$52,000	$168,050
Changes in cash flow from financing activities	—	364,107	(4,000)	360,107
Changes in other non-cash items	—	600	—	600
At December 31	$46,000	$434,757	$48,000	$528,757

	2019
	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities	Liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
At January 1	$46,000	$434,757	$48,000	$528,757
Effect on initial application of IFRS16 (Note)	—	—	73,021	73,021
Adjusted balance at January 1, 2019	46,000	434,757	121,021	601,778
Changes in cash flow from financing activities	—	(56,425)	(37,778)	(94,203)
Additions	—	—	1,770	1,770
Changes in other non-cash items	—	(7,679)	7,496	(183)
At December 31	$46,000	$370,653	$92,509	$509,162

	2020
	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities	Liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
At January 1	$46,000	$370,653	$92,509	$509,162
Changes in cash flow from financing activities	(30,000)	224,524	(74,913)	119,611
Changes in other non-cash items	—	—	50,249	50,249
Net exchange difference	—	(10,914)	(725)	(11,639)
At December 31	$16,000	$584,263	$67,120	$667,383
At December 31 (US$000)	$570	$20,807	$2,390	$23,767

Note:	Adjustment for the initial application of IFRS 16.

(27)	Transactions with non-controlling interest

The company invested and established a 100% owned subsidiary, TLC Holding Corp. in November 2020, and indirectly invested and established a 100%-owned subsidiary, InspirMed Inc. InspirMed Inc., increased its capital by issuing new shares in November 2020 and the Group did not participate proportionally to its capital increase. As a result, the Group decreased its share interest by 49% and the transaction increased non-controlling interest by NT$427,197 thousand (US$15,214 thousand). The Group did not have non-controlling interests in 2019.